Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 30, 2019
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	May 30, 2019
Document Effective Date	May 30, 2019
Prospectus Date	Apr. 30, 2019
FPA Crescent Fund | FPA Crescent Fund
Prospectus:
Trading Symbol	FPACX